TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - Codere Online Business [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Expected credit loss at beginning	€ 30	€ 53
Additions	71	0
Reversal	0	(23)
Expected credit loss at ending	€ 101	€ 30